EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of Classes of Share Capital
Our company’s equity is comprised of the following shares:

	Class B Shares (Shares)	Class C Shares (Shares)	Share Capital (US$ Millions)
Balance at January 1, 2024	—	11,117,660	$392
Arrangement/reorganization	31,909	(11,117,660)	(391)
Balance at December 31, 2024	31,909	—	1
Balance at December 31, 2025	31,909	—	1